Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income tax expense	0.80%	2.30%	1.70%
Other	(0.40%)	(1.50%)	(1.20%)
Effective income tax rate	35.40%	35.80%	35.50%